Leases (Details 1) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Remaining right-of-use assets	$ 69,430	$ 76,520	$ 0
Short-term operating lease liabilities	30,277	28,838	0
Long-term operating lease liabilities	40,306	48,489	0
Total operating lease liabilities	$ 70,583	$ 77,327	$ 0